GENERAL	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Innoviz Technologies Ltd. and its subsidiaries (the “Company” or “Innoviz”) is a Tier-1 direct supplier of high-performance, automotive grade LiDAR sensor platforms and complementary solutions that feature technological breakthroughs across core components and bring enhanced vision and superior performance to enable safe autonomous driving at a mass scale. The Company provides a comprehensive solution for OEMs (original equipment manufacturers) and Tier-1 partners that are developing and marketing autonomous driving vehicles to the passenger car and other relevant markets, such as robotaxis, shuttles, delivery vehicles and trucks.

b.	The Company was incorporated on January 18, 2016, under the laws of the state of Israel.

c.
On December 10, 2020, the Company entered into definitive agreements in connection with a merger (the “Transactions”) with Collective Growth Corporation (“Collective Growth”), a special purpose acquisition company, that resulted in Collective Growth becoming a wholly owned subsidiary of the Company upon the consummation of the Transactions on April 5, 2021 (the “Closing Date”).

The Company's ordinary shares and warrants were listed on the Nasdaq Stock Market LLC under the trading symbols “INVZ” and “INVZW,” respectively, on April 5, 2021.

d.
As of September 30, 2025 the Company’s principal source of liquidity includes its cash and cash equivalents in the amount of $7,886, bank deposits in the amount of $57,120 and marketable securities in the amount of $9,372, which is sufficient to finance its business plan for at least the next 12 months from the date these interim consolidated financial statements are issued. As the Company achieves further commercial success, it may need to obtain additional funding to support its continuing operations. If the Company is unable to obtain capital when and if needed, it may need to reduce or eliminate some of its research and development programs.

e.
In October 2023, Israel was attacked by a terrorist organization and entered a state of war. In October 2025, the sides agreed to a ceasefire, although there is no assurance that this agreement will be upheld. As of the date of these interim consolidated financial statements, the potential for renewed hostilities and any future escalation are difficult to predict, as such are the economic implications of the conflict on the Company’s operational and financial performance. The Company considered the impact of the war and determined that there were no material adverse impacts on the interim consolidated financial statements, including related significant estimates made by management, for the period ended September 30, 2025.